ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

8. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The Company’s accounts payable and accrued costs consist of the following:

	December 31, 2022	December 31, 2021
	$	$
Trade accounts payable	261,493	44,477
GST payable	51,400	-
	312,893	44,477